LEASE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LEASE (Tables)
Schedule of Future minimum lease payments
Year Ending
December 31
2023 (remainder)	$106,903
2024	414,923
2025	410,937
2026	382,367
2027	258,206
Thereafter	25,896
Total	1,599,232
Less: Interest	(211,477)
Present value of lease liabilities	1,387,755
Less: Current portion	(323,319)
Lease liability, net of current portion	$1,064,436

Future minimum lease payments are as follows:
Year Ending
December 31
2023	$362,284
2024	332,345
2025	328,359
2026	303,923
2027	215,819
Thereafter	-
Total	1,542,730
Less: Interest	(230,949)
Present value of lease liabilities	$1,311,781
Less: Current portion	(272,575)
Lease liability, net of current portion	$1,039,207